(Losses)/earnings per share - Summary of (Loss) Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company (in dollars per share)	$ (0.0332)	$ (0.0400)	$ (0.0578)	$ (0.0750)
Total basic (losses) per share attributable to the ordinary equity holders of the company (in dollars per share)	(0.0332)	(0.0400)	(0.0578)	(0.0750)
(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company (in dollars per share)	(0.0332)	(0.0400)	(0.0578)	(0.0750)
Total basic (losses) per share attributable to the ordinary equity holders of the company (in dollars per share)	$ (0.0332)	$ (0.0400)	$ (0.0578)	$ (0.0750)
(c) Reconciliation of (losses) used in calculating (losses) per share
From continuing operations	$ (24,486)	$ (25,945)	$ (41,370)	$ (48,590)
Used in calculating basic (losses) per share	(24,486)	(25,945)	(41,370)	(48,590)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	$ (24,486)	$ (25,945)	$ (41,370)	$ (48,590)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share (in shares)	736,578,315	648,104,218	716,324,692	648,076,056
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share (in shares)	736,578,315	648,104,218	716,324,692	648,076,056